COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
The future minimum lease payments
Year ending December 31, 2013	$ 45,600	$ 45,600
2014	45,600	45,600
2015	15,200	15,200
Total future miimum lease payments	$ 106,400	$ 106,400